Derivatives and hedging activities - Fair value - balance sheet related (Details) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value of derivative instruments
Notional amount	SFr 7,235.8	SFr 14,539.1
Positive replacement value (PRV)	43.0	89.1
Negative replacement value (NRV)	SFr 46.2	90.9
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	12 months
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 7,094.8	14,391.3
Positive replacement value (PRV)	42.8	88.9
Negative replacement value (NRV)	45.6	88.9
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	6,096.0	12,053.7
Positive replacement value (PRV)	18.2	34.2
Negative replacement value (NRV)	17.6	32.0
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	1,238.7	2,088.2
Positive replacement value (PRV)	0.0	1.7
Negative replacement value (NRV)	0.0	1.7
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	4,321.1	9,140.3
Positive replacement value (PRV)	13.2	24.3
Negative replacement value (NRV)	12.4	21.7
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	446.9	644.4
Positive replacement value (PRV)	5.0	8.2
Negative replacement value (NRV)	5.2	8.6
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	86.6	144.9
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	2.7	35.9
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	617.5	1,229.3
Positive replacement value (PRV)	13.9	25.5
Negative replacement value (NRV)	17.3	26.2
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	278.6	701.4
Positive replacement value (PRV)	3.3	8.7
Negative replacement value (NRV)	4.9	10.0
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	287.3	353.5
Positive replacement value (PRV)	9.3	14.3
Negative replacement value (NRV)	11.0	13.5
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	49.8	167.5
Positive replacement value (PRV)	1.3	2.5
Negative replacement value (NRV)	1.4	2.7
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.4	4.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.4	2.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	156.4	352.0
Positive replacement value (PRV)	1.0	3.2
Negative replacement value (NRV)	1.5	3.4
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	210.6	715.8
Positive replacement value (PRV)	8.9	25.0
Negative replacement value (NRV)	8.9	26.7
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.1	0.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	10.2	22.8
Positive replacement value (PRV)	0.6	0.9
Negative replacement value (NRV)	0.2	0.7
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	70.1	181.4
Positive replacement value (PRV)	2.6	5.2
Negative replacement value (NRV)	3.6	7.5
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	7.7	42.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	122.5	469.3
Positive replacement value (PRV)	5.7	18.9
Negative replacement value (NRV)	5.1	18.5
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	14.3	40.5
Positive replacement value (PRV)	0.8	1.0
Negative replacement value (NRV)	0.3	0.6
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	3.7	6.9
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	4.8	9.5
Positive replacement value (PRV)	0.6	0.7
Negative replacement value (NRV)	0.1	0.4
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	4.0	8.8
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.6	12.6
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.2	2.7
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	141.0	147.8
Positive replacement value (PRV)	0.2	0.2
Negative replacement value (NRV)	0.6	2.0
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	118.4	130.1
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.0	1.8
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	118.4	130.1
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.0	1.8
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	22.6	17.7
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.6	0.2
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	22.6	17.7
Positive replacement value (PRV)	0.2	0.1
Negative replacement value (NRV)	0.6	0.2
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0